Derivative instruments (Detail 3) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Credit Derivatives [Line Items]
PRV	[1],[2],[3]	$ 121,841	$ 126,210
NRV	[1],[2],[3],[4],[5]	120,880	125,723
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3]	2,000	1,900
NRV	[1],[3]	3,000	2,700
Protection bought
Credit Derivatives [Line Items]
PRV		700	1,100
NRV		2,100	1,600
Notional values		74,600	81,300
Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		100	200
NRV		200	100
Notional values		10,500	13,000
Protection bought | Banks
Credit Derivatives [Line Items]
PRV		200	400
NRV		400	400
Notional values		23,600	29,200
Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		100	200
NRV		900	400
Notional values		34,700	31,900
Protection bought | Other
Credit Derivatives [Line Items]
PRV		300	300
NRV		700	700
Notional values		5,800	7,200
Protection sold
Credit Derivatives [Line Items]
PRV		1,300	800
NRV		900	1,200
Notional values		65,400	71,400
Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		200	100
NRV		100	200
Notional values		9,400	11,500
Protection sold | Banks
Credit Derivatives [Line Items]
PRV		400	300
NRV		300	500
Notional values		21,500	25,600
Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		700	400
NRV		200	300
Notional values		31,600	30,800
Protection sold | Other
Credit Derivatives [Line Items]
PRV		100	0
NRV		300	300
Notional values		2,900	3,500
UBS AG
Credit Derivatives [Line Items]
PRV	[1],[3],[6]	121,843	126,212
NRV	[1],[3],[6]	120,880	125,723
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3]	2,000	1,900
NRV	[1],[3]	3,000	2,700
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		700	1,100
NRV		2,100	1,600
Notional values		74,600	81,300
UBS AG | Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		100	200
NRV		200	100
Notional values		10,500	13,000
UBS AG | Protection bought | Banks
Credit Derivatives [Line Items]
PRV		200	400
NRV		400	400
Notional values		23,600	29,200
UBS AG | Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		100	200
NRV		900	400
Notional values		34,700	31,900
UBS AG | Protection bought | Other
Credit Derivatives [Line Items]
PRV		300	300
NRV		700	700
Notional values		5,800	7,200
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		1,300	800
NRV		900	1,200
Notional values		65,400	71,400
UBS AG | Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		200	100
NRV		100	200
Notional values		9,400	11,500
UBS AG | Protection sold | Banks
Credit Derivatives [Line Items]
PRV		400	300
NRV		300	500
Notional values		21,500	25,600
UBS AG | Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		700	400
NRV		200	300
Notional values		31,600	30,800
UBS AG | Protection sold | Other
Credit Derivatives [Line Items]
PRV		100	0
NRV		300	300
Notional values		$ 2,900	$ 3,500

[1]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[4]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[5]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[6]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.